SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Outstanding at the beginning	8,766,882	6,286,912	4,809,078
Granted (in shares)	3,925,945	3,442,500	2,640,598
Exercised (in shares)	(185,620)	(10,000)	(197,975)
Forfeited (in shares)	(483,022)	(952,530)	(964,789)
Cancelled (in shares)	(2,176,945)
Outstanding at the end	9,847,240	8,766,882	6,286,912	4,809,078
Vested and expected to vest at the end	9,847,240
Exercisable at the end	3,440,384	2,448,076
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 3.39	$ 4.8	$ 5.91
Granted (in dollars per share)	1.68	1.14	3.28
Exercised (in dollars per share)	1.02	0.55	2.08
Forfeited (in dollars per share)	6.13	4.59	6.75
Cancelled (in dollars per share)	3.68
Outstanding at the end (in dollars per share)	2.55	3.39	4.8	$ 5.91
Vested and expected to vest at the end (in dollars per share)	2.55
Exercisable at the end (in dollars per share)	4.27	5.79
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)	3.6	5.16	7.38
Granted (in dollars per share)	1.04	0.72	2.13
Exercised (in dollars per share)	2.49	5.72	6.95
Forfeited (in dollars per share)	4.28	3.45	7.57
Cancelled (in dollars per share)	3.96
Outstanding at the end (in dollars per share)	2.49	3.6	$ 5.16	$ 7.38
Vested and expected to vest at the end (in dollars per share)	2.49
Exercisable at the end (in dollars per share)	$ 5.15	$ 6.64
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	8 years 4 months 9 days	8 years 2 months 26 days	8 years 5 months 8 days	8 years 8 months 4 days
Vested and expected to vest at the end (in years)	8 years 4 months 9 days
Exercisable at the end (in years)	6 years 5 months 26 days	6 years 9 months
Outstanding at the beginning (in dollars)	$ 2,011,843	$ 94,990	$ 2,619,574
Outstanding at the end (in dollars)	1,736,202	2,011,843	$ 94,990	$ 2,619,574
Vested and expected to vest at the end (in dollars)	1,736,202
Exercisable at the end (in dollars)	$ 616,539	$ 207,499